Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$425	$501,827

Aerospace & Defense — 4.0%
Boeing Co. (The)
3.25%, 03/01/28 (Call 12/01/27)	170	169,524
3.45%, 11/01/28 (Call 08/01/28)	180	178,479
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	800	957,440
Howmet Aerospace Inc., 6.75%, 01/15/28	50	56,619
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	1,270	1,540,458
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)(a)	1,186	1,357,223
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	2,270	2,723,682
6.70%, 08/01/28	50	68,750

		7,052,175

Agriculture — 0.3%
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	490	558,507

Airlines — 0.6%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	81	77,089
Series 2016-2, Class AA, 3.20%, 06/15/28	250	233,903
Series 2016-3, Class AA, 3.00%, 10/15/28(a)	140	130,545
Delta Air Lines Pass Through Trust, Series AA, 2.00%, 12/10/29	200	190,746
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(a)	190	161,829
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	172	164,056
Series 2016-2, Class AA, 2.88%, 04/07/30	208	188,565

		1,146,733

Auto Manufacturers — 1.1%
American Honda Finance Corp., 3.50%, 02/15/28(a)	295	342,928
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	520	583,866
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	285	301,955
Toyota Motor Corp., 3.67%, 07/20/28(a)	195	232,062
Toyota Motor Credit Corp., 3.05%, 01/11/28	356	404,758

		1,865,569

Banks — 11.4%
Banco Santander SA
3.80%, 02/23/28	745	829,088
4.38%, 04/12/28	650	749,775
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	560	631,165
3.40%, 01/29/28 (Call 10/29/27)(a)	623	731,975
3.85%, 04/28/28	230	281,522
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	855	970,425
4.84%, 05/09/28 (Call 05/07/27)	1,280	1,440,883
Citigroup Inc.
4.13%, 07/25/28	1,580	1,827,159
6.63%, 01/15/28	20	26,274
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	700	822,752
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(a)	505	601,859
ING Groep NV, 4.55%, 10/02/28	880	1,086,844
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	25	32,487

Security	Par (000)	Value

Banks (continued)
KeyCorp, 4.10%, 04/30/28(a)	$675	$798,390
Lloyds Banking Group PLC
4.38%, 03/22/28	1,380	1,641,110
4.55%, 08/16/28	360	435,244
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	723	844,182
4.05%, 09/11/28	590	695,929
Mizuho Financial Group Inc., 4.02%, 03/05/28(a)	690	801,194
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	360	425,776
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	525	606,286
4.05%, 07/26/28	705	841,939
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	440	498,049
3.94%, 07/19/28	365	425,298
4.31%, 10/16/28	655	788,410
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	560	681,744
Westpac Banking Corp., 3.40%, 01/25/28(a)	655	765,400

		20,281,159

Beverages — 2.9%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	1,595	1,867,203
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	659	744,821
4.65%, 11/15/28 (Call 08/15/28)	305	369,480
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	435	520,121
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,380	1,696,779

		5,198,404

Chemicals — 2.1%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	435	531,962
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	1,450	1,790,010
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	350	414,715
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	280	325,052
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	525	628,189

		3,689,928

Commercial Services — 0.9%
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	345	410,623
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	615	747,803
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	376	428,572

		1,586,998

Computers — 0.1%
International Business Machines Corp., 6.50%, 01/15/28	100	135,852

Cosmetics & Personal Care — 0.5%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	735	862,273

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)(a)	235	216,501
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)	369	379,859
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	210	237,577
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	926	1,044,611
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	560	643,541
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	405	489,459
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)(a)	300	358,014
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)(a)	365	423,152

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	$335	$393,022

		4,185,736

Electric — 8.1%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)(a)	50	58,508
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	120	142,208
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	450	541,323
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	220	263,232
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	501	575,459
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	530	632,046
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)(a)	461	543,989
Consolidated Edison Co. of New York Inc. 3.80%, 05/15/28 (Call 02/15/28)	180	209,860
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	195	234,521
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	225	269,638
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	530	636,016
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)(a)	528	646,441
Series A, 6.00%, 12/01/28	50	66,755
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	395	472,969
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	439	523,824
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	425	456,705
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	415	484,703
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	190	214,113
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	340	375,292
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	350	392,934
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	295	339,669
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	320	378,733
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	286	332,941
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	410	478,445
3.90%, 11/01/28 (Call 08/01/28)	219	260,960
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	260	301,317
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	405	482,157
Pacific Gas and Electric Co., 3.75%, 07/01/28	500	542,910
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	225	265,718
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	303	359,234
3.70%, 05/01/28 (Call 02/01/28)	110	130,047
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	817	923,774
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	320	361,146
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	625	733,681
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	395	470,591
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	310	373,686

		14,475,545

Electronics — 1.3%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	245	267,067
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	204	219,045
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	414	453,636
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	615	746,598
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	500	586,615

		2,272,961

Security	Par (000)	Value

Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	$587	$704,488
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	435	526,607

		1,231,095

Food — 2.6%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	824	968,546
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	1,120	1,389,909
7.00%, 10/01/28	135	182,237
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	906	1,090,144
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	510	611,770
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	345	415,556

		4,658,162

Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	120	137,760
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	225	234,990
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(a)	260	299,421

		672,171

Hand & Machine Tools — 0.4%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	260	284,783
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	390	475,660

		760,443

Health Care – Products — 0.7%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	15	15,394
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	140	163,003
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	460	562,170
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	490	574,883

		1,315,450

Health Care – Services — 1.9%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	330	383,717
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	795	946,002
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	70	79,236
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	300	337,221
Toledo Hospital (The), Series B, 5.33%, 11/15/28	130	140,633
UnitedHealth Group Inc.
3.85%, 06/15/28	705	847,502
3.88%, 12/15/28	560	677,275

		3,411,586

Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)(a)	280	343,308
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	305	363,115
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	280	341,149

		1,047,572

Insurance — 3.4%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	426	501,564
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	305	370,081
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	190	209,486
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	711	762,903
Cincinnati Financial Corp., 6.92%, 05/15/28	90	120,010
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	1,130	1,303,568
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	315	348,431
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	250	285,258
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	495	587,322
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	425	485,541

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)(a)	$481	$570,529
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	345	414,700

		5,959,393

Internet — 1.2%
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	100	116,300
4.88%, 11/14/28 (Call 08/14/28)(a)	410	496,288
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	474	532,193
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	341	400,474
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	561	552,978

		2,098,233

Iron & Steel — 0.3%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	445	521,843

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	325	332,299
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	170	177,631
Series X, 4.00%, 04/15/28 (Call 01/15/28)	357	360,449
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)(a)	815	912,996

		1,783,375

Machinery — 1.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	436	522,454
John Deere Capital Corp., 3.05%, 01/06/28	384	434,742
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	165	177,697
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	235	266,836
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	710	810,564
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	50	52,116

		2,264,409

Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	435	515,423
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(a)	125	131,801
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	370	421,793

		1,069,017

Media — 5.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	680	759,893
4.20%, 03/15/28 (Call 12/15/27)	880	1,009,466
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	1,054	1,203,942
3.55%, 05/01/28 (Call 02/01/28)	695	814,624
4.15%, 10/15/28 (Call 07/15/28)	2,236	2,735,388
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	1,036	1,185,194
TCI Communications Inc., 7.13%, 02/15/28	95	133,950
ViacomCBS Inc.
3.38%, 02/15/28 (Call 11/15/27)	330	360,344
3.70%, 06/01/28 (Call 03/01/28)	431	479,694
Walt Disney Co. (The), 2.20%, 01/13/28	680	718,148

		9,400,643

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	281	308,827

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	344	495,074

Security	Par (000)	Value

Oil & Gas — 4.1%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	$650	$763,757
4.23%, 11/06/28 (Call 08/06/28)	1,070	1,285,958
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	609	714,625
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	736	832,769
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)(a)	375	411,015
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	455	519,633
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	520	594,126
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	775	922,963
Total Capital SA, 3.88%, 10/11/28	640	763,302
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	486	561,106

		7,369,254

Packaging & Containers — 0.8%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	365	430,065
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	530	606,320
4.00%, 03/15/28 (Call 12/15/27)	285	327,322

		1,363,707

Pharmaceuticals — 10.0%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	1,205	1,455,652
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	740	884,033
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	2,505	3,024,387
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	4,250	5,039,225
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	1,037	1,252,509
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	606	690,125
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	526	616,672
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	631	747,230
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	739	887,532
Pharmacia LLC, 6.60%, 12/01/28(a)	380	538,487
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	515	615,703
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	1,145	1,436,815
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)(a)	485	580,778

		17,769,148

Pipelines — 4.5%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	400	383,436
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	713	761,548
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	650	761,215
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	910	1,061,033
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	871	948,319
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	537	562,083
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	354	374,617
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	945	1,045,123
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	190	245,997
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	863	1,019,816
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	360	407,804
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	356	414,298

		7,985,289

Real Estate Investment Trusts — 6.1%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	300	349,335
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	383	432,330
American Tower Corp., 3.60%, 01/15/28 (Call 10/15/27)(a)	626	718,836

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	$311	$350,640
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	750	905,640
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)(a)	350	420,416
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	811	940,898
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	520	630,786
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	275	327,748
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	306	300,333
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	275	316,770
4.15%, 12/01/28 (Call 09/01/28)	275	332,568
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	405	460,052
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	150	161,657
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	130	144,264
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	90	105,357
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	330	387,978
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	285	316,085
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	430	468,635
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	245	254,805
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	200	240,530
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	516	580,681
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)(a)	220	246,422
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	245	259,935
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	195	218,207
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	348	376,254
VEREIT Operating Partnership LP, 3.40%, 01/15/28 (Call 11/15/27)	165	171,154
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	335	382,724

		10,801,040

Retail — 4.1%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	455	536,782
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	330	394,004
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)(a)	826	983,328
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)	510	620,976
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	721	855,063
Nordstrom Inc., 6.95%, 03/15/28	200	201,500
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	490	585,849
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	509	582,886
4.00%, 11/15/28 (Call 08/15/28)	504	599,508
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	1,614	1,943,046

		7,302,942

Semiconductors — 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	952	1,032,758
Broadcom Inc., 4.11%, 09/15/28 (Call 06/15/28)(b)	1,265	1,427,843
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	397	485,682
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	375	467,753

		3,414,036

Software — 1.3%
Fidelity National Information Services Inc., Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	325	392,034
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	730	882,906
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	840	995,795

		2,270,735

Security	Par/ Shares (000)	Value

Telecommunications — 5.6%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	$700	$712,201
4.10%, 02/15/28 (Call 11/15/27)	1,601	1,877,253
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)	625	777,044
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	415	481,711
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)(b)	575	590,140
Verizon Communications Inc., 4.33%, 09/21/28	2,720	3,350,768
Vodafone Group PLC, 4.38%, 05/30/28	1,815	2,201,159

		9,990,276

Transportation — 2.9%
Canadian National Railway Co., 6.90%, 07/15/28(a)	200	281,200
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)(a)	485	577,315
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	400	472,732
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	733	868,532
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(a)	401	447,901
4.20%, 10/17/28 (Call 07/17/28)	340	403,359
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	260	268,790
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	485	574,861
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)(a)	1,070	1,284,449

		5,179,139

Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	275	291,871
4.55%, 11/07/28 (Call 08/07/28)	233	265,459

		557,330

Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	370	441,388

Total Corporate Bonds & Notes — 98.7% (Cost: $159,151,938)		175,255,244

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	9,766	9,777,062
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	1,181	1,181,000

		10,958,062

Total Short-Term Investments — 6.1% (Cost: $10,947,678)		10,958,062

Total Investments in Securities — 104.8% (Cost: $170,099,616)		186,213,306

Other Assets, Less Liabilities — (4.8)%		(8,600,829)

Net Assets — 100.0%		$177,612,477

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,160,945	$4,612,953	(a)	$—	$(5,895)	$9,059	$9,777,062	9,766	$42,987	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	594,000	587,000	(a)	—	—	—	1,181,000	1,181	4,891		—

					$(5,895)	$9,059	$10,958,062		$47,878		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$175,255,244	$—	$175,255,244
Money Market Funds	10,958,062	—	—	10,958,062

	$10,958,062	$175,255,244	$—	$186,213,306

5